CORRECTION OF IMMATERIAL ERRORS - Schedule of unaudited condensed consolidated interim statement of operations (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Business development expenses	$ 144,015			$ 180,000			$ 1,841,982	$ 360,000
Consulting fees	1,124,862			390,350			4,263,195	998,364
Research and development expenses	83,263			255,479			1,027,203	0
Total operating expenses	4,053,852			1,879,553			15,333,932	4,301,083
Grant income	24,000			40,000			163,723	0
Net loss	(4,269,131)			(2,653,107)			$ (16,543,616)	$ (7,908,777)
As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Business development expenses		$ 472,500	$ 376,125		$ 376,125	$ 848,625
Consulting fees		100,000				100,000
Research and development expenses			255,479	255,479
Grant income				40,000
Net loss		$ (2,422,410)	$ (1,934,427)	$ (2,653,107)	$ (4,587,534)	$ (7,009,944)
Loss per share		$ (0.12)	$ (0.09)	$ (0.13)	$ (0.23)	$ (0.34)
Correction of immaterial errros [Member] | As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Business development expenses		$ 194,736	$ 206,000		$ 386,000	$ 580,736
Consulting fees		423,490				1,189,450
Research and development expenses			441,992	$ 0
Total operating expenses		1,980,953	2,056,672	1,624,074	3,680,746	5,661,699
Grant income				0
Net loss		$ (2,049,910)	$ (1,813,781)	$ (2,437,628)	$ (4,211,409)	$ (6,261,319)
Loss per share		$ (0.09)	$ (0.09)	$ (0.12)	$ (0.21)	$ (0.3)
Correction of immaterial errros [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Business development expenses		$ 472,500	$ 376,125		$ 376,125	$ 848,625
Consulting fees		(100,000)				(100,000)
Research and development expenses	$ 255,479		(255,479)	$ 255,479
Total operating expenses		372,500	120,646	255,479	376,125	748,625
Grant income				40,000
Net loss		$ (372,500)	$ (120,646)	$ (215,479)	$ (376,125)	$ (748,625)
Loss per share		$ (0.03)	$ 0	$ (0.01)	$ (0.02)	$ (0.04)
Correction of immaterial errros [Member] | As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Business development expenses		$ 667,236	$ 582,125		$ 762,125	$ 1,429,361
Consulting fees		323,490				1,089,450
Research and development expenses			186,513	$ 255,479
Total operating expenses		2,353,453	2,177,318	1,879,553	4,056,871	6,410,324
Grant income				40,000
Net loss		$ (2,422,410)	$ (1,934,427)	$ (2,653,107)	$ (4,587,534)	$ (7,009,944)
Loss per share		$ (0.12)	$ (0.09)	$ (0.13)	$ (0.23)	$ (0.34)